Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted earnings per share
Schedule of computation of basic and diluted earning per share

	2024	2023	2022
Net profit attributable to equity holders of the Company (US$’000)	354,296	469,957	227,396
Weighted average number of common shares outstanding (‘000) - Basic	133,609	131,759	134,751
Weighted average number of common shares outstanding (‘000) [1] - Diluted	134,188	133,034	135,416
Basic earnings per share (US$ per share)	2.65	3.57	1.69
Diluted earnings per share (US$ per share)	2.64	3.53	1.68
[1]	Includes dilutive shares of 515,905 (2023: 1,274,180) from share options.